Related party borrowings and receivables (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2015
Related party receivables and borrowings
Non-current payables to related parties		$ 709		$ 0
Borrowings and receivables to related parties			$ 0
Number of shares issued and fully paid			236,300,000	236,300,000
Related party receivable						$ 440
Repayment of borrowings issued to related party	[1]	$ 441
ARD Group Finance Holding S.A.
Related party receivables and borrowings
Non-current payables to related parties				$ 716	$ 716
Class B common shares
Related party receivables and borrowings
Number of shares issued and fully paid			217,700,000	217,700,000	217,696,000
Class B common shares | ARD Group Finance Holding S.A.
Related party receivables and borrowings
Number of shares issued and fully paid				86,154	86,154

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements